S000054634 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	131 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.75%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.11%	4.52%	5.80%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.29%	3.84%	5.17%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	4.88%	5.84%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	3.31%	3.71%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.81%	3.13%	3.61%

[1]	The Fund is the successor to the Predecessor Fund which commenced operations on January 20, 2015.